Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Total Debt
total debt, including short-term and long-term debt, consisted of the following as of December 31, 2016 and 2015 (in millions):

	As of December 31,
	2016	2015
Debt:
Commercial Paper	$1,642	$2,591
NYSE USD Notes (2.00% senior unsecured notes due October 5, 2017)	851	—
Short-term debt	2,493	2,591
NYSE USD Notes (2.00% senior unsecured notes due October 5, 2017)	—	852
2018 Senior Notes (2.50% senior unsecured notes due October 15, 2018)	598	597
2020 Senior Notes (2.75% senior unsecured notes due December 1, 2020)	1,242	1,239
2023 Senior Notes (4.00% senior unsecured notes due October 15, 2023)	790	789
2025 Senior Notes (3.75% senior unsecured notes due December 1, 2025)	1,241	1,240
Long-term debt	3,871	4,717
Total debt	$6,364	$7,308

Debt Repayment Schedule
As of December 31, 2016, the outstanding debt repayment schedule is as follows (in millions):

2017	$2,494
2018	600
2019	—
2020	1,250
2021	—
Thereafter	2,050
Principal amounts repayable	6,394
Debt issuance costs	(23)
Unamortized balance of fair value adjustments and discounts on bonds, net	(7)
Total debt outstanding	$6,364